SUBSEQUENT EVENTS (Tables)	12 Months Ended
Jun. 30, 2021
Subsequent events [abstract]
Sharebased compensation Key Management Personnel Explanatory	Number of conditional shares awarded Executive directors D J Pretorius 549,986 A J Davel 292,796 Prescribed officers W J Schoeman 292,796 E Beukes 39,375